Income Taxes	12 Months Ended
Nov. 30, 2012
Income Taxes
Income Taxes

8.     Income Taxes

        The provision (benefit) from income taxes is comprised as follows:

		Year Ended November 30,
		2012	2011	2010
U.K.	Current	$—	$—	$—
U.S.	Current	1,941	1,604	569
Other jurisdictions	Current	178	40	72
	Deferred	(2,517)	1,432	(16,632)

Total		$(398)	$3,076	$(15,991)

        The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets are:

	November 30,
	2012	2011
Deferred tax assets:
U.K. net operating loss carryforwards	$8,929	$6,477
U.S. net operating loss carryforwards	5,263	5,668
Other net operating loss carryforwards	2,131	1,541
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts	—	446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)

Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)	—
Intangible assets	(819)	(1,231)

Net deferred tax assets	$24,157	$22,496

Current	$228	$9,020
Non-current	$23,929	$13,476

        The deferred tax assets above include an amount of $16,134 related to loss carryforwards and other timing differences in the United Kingdom. The Company has not recorded a valuation allowance against this balance because it believes it is more likely than not that the asset will be realized.

        In the United Kingdom, tax operating loss carryforwards have no expiration date. The utilization of tax operating loss carryforwards is, however, restricted to the taxable income of the subsidiary generating the losses. A change in ownership of the Company can also prevent the Company utilizing the carryforwards. As part of the acquisition of nStor Technologies in 2005 the Company acquired operating loss carryforwards of nStor Technologies Inc. in the United States. These are subject to an annual limitation, could be subject to further more restrictive annual limitations if certain substantial changes in the ownership of the Company occur and will expire on various dates beginning in 2018, if not utilized. The Company has recorded a deferred tax asset relating to these loss carryforwards of $5,263 at November 30, 2012.

        At November 30, 2012 the Company recorded other net operating loss carryforwards in respect of its activities in Singapore and Japan of $2,131, together with a full valuation allowance against these deferred tax assets. These loss carryforwards can be utilized against future trading profits of the activities being carried on in these two locations, subject to the availability of such profits. At November 30, 2012 the Company's forecast for its activities in these locations does not make it more likely than not that these deferred tax assets will be utilized.

        Included in deferred tax assets at November 30,2012 are amounts totaling $2,209 related to the Company's Malaysia operations. As a result of certain employment and capital investment actions undertaken by the Company, income from activities in Malaysia was substantially exempt from income taxes until May 2012. This beneficial tax status applied separately to the Company's two operating segments. The exemption relating to Enterprise Data Storage Solutions products ends in 2017 whereas the exemption relating to HDD Capital Equipment products ended in May 2012. This asset was recorded in the year ended November 30, 2012 in connection with the ending of part of the incentive. Of this amount the Company determined that $1,489 should have been recognized in the year ended November 30, 2011. The Company also determined that this amount was not material relative to that year or to income for the year ending November 30, 2012 and therefore corrected this error as an adjustment in the year ended November 30, 2012. The Company is seeking to obtain future incentives to extend the beneficial arrangements for both product groups. If the incentive is renewed the recording of this asset will be reversed and a tax expense of this amount recorded. If the incentive is not renewed the Company will record a tax expense of approximately 25% on income of the Malaysia operations related to HDD Capital Equipment products.

        The Company records equity compensation expense using the fair value method, beginning on the grant date. The tax expense for equity compensation only arises when the related share award is vested, which occurs later than the grant date. This timing difference has resulted in the recording of a net deferred tax asset of $4,100 and $5,596 before valuation allowances at November 30, 2012 and November 30 2011, respectively. The amount of any benefit realized from this asset is dependent on future share price movements over the next four fiscal years as the awards vest. The Company anticipates recording any variation to the value of this asset as an adjustment to Additional Paid in Capital ("APIC"). For the years ended November 30, 2012 and November 30, 2011 the Company recorded charges and benefits to APIC of $146 and $178 respectively. The Company has elected to adopt the short-form method to calculate its pool of windfall tax benefits, as of December 1, 2005. Authoritative accounting guidance prohibits the recognition of net operating losses generated by windfall tax benefits. The Company has elected to adopt an accounting policy where windfall tax benefits are recognized in APIC only if an incremental benefit is provided after considering all other tax attributes presently available to the Company. The tax benefit not recognized in APIC totals $1,750 at November 30, 2012 and $1,900 at November 30, 2011.

        The applicable statutory rate of tax in Bermuda was zero for each of the years ended November 30, 2012, 2011 and 2010. For purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate, a notional U.K. rate is applied as follows:

	Year Ended November 30,
	2012	2011	2010
Provision (benefit) for income taxes at corporation tax rate	24.0%	26.0%	28.0%
Adjustment in respect of prior years	(8.4)	1.8	(2.4)
Other nondeductible expenses	0.1	(0.3)	—
Research and development tax credits	(26.2)	(13.6)	(0.3)
Effect of change in U.K. tax rate	6.8	3.3	—
Tax differentials on foreign income	(3.9)	(2.2)	(7.8)
Other valuation allowances	1.4	2.2	(29.8)
Movement in unrecognized tax benefits	3.9	(7.1)	(0.6)

Provision (benefit) for income taxes	(2.3)%	10.1%	(12.9)%

        In the period ended November 30, 2010 the valuation allowances of 29.8% includes a benefit of 18.5% in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008 and a benefit of 11.3% in respect of the remaining valuation allowance related to U.K. deferred tax assets released at November 30, 2010.

        The adjustment in respect of prior years for the period ended November 30, 2010 includes the correction for the recognition of a deferred tax asset in respect of equity based compensation as referred to above.

        The enacted U.K. corporation tax rate reduced from 28% to 27% in the year ended November 30, 2010, to 26% in the ended November 30, 2011 and to 24% in the year ended November 30, 2012. The U.K. government has enacted a reduction in the corporation tax rate to 23% in which is effective from April 2013. The U.K. deferred tax asset has been calculated at the rate of 23%.

        The components of income before income taxes are:

	Year Ended November 30,
	2012	2011	2010
U.K.	$7,536	$17,937	$80,251
U.S.	6,000	8,726	8,521
Malaysia	5,376	8,702	36,028
Other	(1,650)	(3,992)	(1,363)

Total	$17,262	$31,373	$123,437

        The income tax benefit attributable to the beneficial tax status in Malaysia was estimated to be $2.002 ($0.07 per share, diluted), $2,176 ($0.07 per share, diluted) and $10,088 ($0.32 per share, diluted) during the years ended November 30, 2012, 2011 and 2010, respectively.

        The following table summarizes the activity related to the Company's gross unrecognized tax benefits:

	Year Ended November 30,
	2012	2011
Balance of unrecognized tax benefits at December 1	$3,859	$6,421
Gross increase for tax positions taken during a prior period	29	76
Gross decrease for tax positions taken during a prior period	(60)	(314)
Gross increase for tax positions taken during the current period	810	972
Settlements	(147)	(1,973)
Reductions as a result of a lapse of the applicable statute of limitations	(190)	(1,323)

Balance of unrecognized tax benefits at November 30	$4,301	$3,859

        At November 30, 2012, all of the unrecognized tax benefit of $4,301 would affect the effective tax rate, if recognized.

        At November 30, 2012 and 2011 the Company had accrued in current tax approximately $150 and $100 respectively for the payment of interest and penalties relating to unrecognized tax benefits.

        The Company's subsidiaries are subject to income tax in the U.K. and the U.S. Federal jurisdiction as well as other state and foreign jurisdictions. During the period ended November 30, 2012 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2010 was opened and is ongoing. During the period ended November 30, 2011 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2007 was concluded without adjustment. The income tax returns for fiscal years 2011 and 2012 remain open to examination. The Company does not expect the total gross amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The Company's U.S. Federal and state income tax returns for fiscal years 2008 through fiscal year 2012 remain open to examination. In addition, the Company files tax returns in multiple other foreign taxing jurisdictions and generally is not subject to tax examination in these jurisdictions for fiscal years prior to 2006.